Payroll and social securities payable (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Payroll and Social Security Liabilities

	2019	2018
Non-current
Social security payable	1,209	1,219
	1,209	1,219
Current
Salaries payable	3,290	3,785
Social security payable	3,025	3,112
Provision for vacations	8,808	9,770
Provision for bonuses	10,085	9,311
	25,208	25,978
Total payroll and social security liabilities	26,417	27,197